SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Lease Liabilities
Beginning balance	$ 428,021	$ 790,023
Interest expense	28,969	65,378
Lease Payments	(143,142)	(423,157)
Foreign exchange		(4,223)
Ending balance	313,848	428,021
Current lease liabilities	151,033	154,147
Non-current lease liabilities	162,815	273,874
Lease liabilities	$ 313,848	$ 428,021